Quarterly Report
May 31, 2023
MFS®  New Discovery
Value Fund
NDV-Q1

Portfolio of Investments
5/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace & Defense – 2.8%
CACI International, Inc., “A” (a)	113,658	$34,008,747
KBR, Inc.	1,035,047	61,088,474
		$95,097,221
Apparel Manufacturers – 4.1%
Canada Goose Holdings, Inc. (a)	1,947,104	$30,958,954
PVH Corp.	483,444	41,585,853
Skechers USA, Inc., “A” (a)	851,882	43,761,178
Under Amour, Inc., “C” (a)	3,272,694	21,534,326
		$137,840,311
Automotive – 3.1%
LKQ Corp.	867,003	$45,734,408
Methode Electronics, Inc.	836,105	35,994,320
Visteon Corp. (a)	184,225	24,608,776
		$106,337,504
Business Services – 2.6%
HireRight Holdings Corp. (a)	1,628,512	$16,659,678
TaskUs, Inc., “A” (a)	1,087,743	11,802,011
Thoughtworks Holding, Inc. (a)	2,806,311	23,124,003
TriNet Group, Inc. (a)	187,011	16,619,668
WNS (Holdings) Ltd., ADR (a)	267,543	20,788,091
		$88,993,451
Chemicals – 2.4%
Avient Corp.	1,152,864	$42,079,536
Element Solutions, Inc.	2,150,429	38,557,192
		$80,636,728
Computer Software – 1.9%
ACI Worldwide, Inc. (a)	1,549,642	$35,347,334
Dun & Bradstreet Holdings, Inc.	2,989,874	29,898,740
		$65,246,074
Computer Software - Systems – 1.4%
Softchoice Corp. (l)	1,818,140	$24,000,787
Verint Systems, Inc. (a)	707,342	25,379,431
		$49,380,218
Construction – 1.3%
Toll Brothers, Inc.	667,236	$45,171,877
Consumer Products – 2.8%
Helen of Troy Ltd. (a)	253,291	$24,386,858
Newell Brands, Inc.	3,138,982	26,084,940
Prestige Consumer Healthcare, Inc. (a)	756,789	43,311,034
		$93,782,832
Consumer Services – 1.8%
Bright Horizons Family Solutions, Inc. (a)	415,112	$35,533,587
Grand Canyon Education, Inc. (a)	256,195	26,838,988
		$62,372,575

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 2.6%
Ardagh Metal Packaging S.A.	5,097,295	$18,401,235
Graphic Packaging Holding Co.	1,226,471	29,312,657
Silgan Holdings, Inc.	917,403	41,273,961
		$88,987,853
Electrical Equipment – 4.5%
Berry Global, Inc.	1,006,727	$57,594,852
nVent Electric PLC	726,548	31,517,652
TriMas Corp.	1,337,927	33,862,932
Vertiv Holdings Co.	1,500,336	28,956,485
		$151,931,921
Electronics – 1.9%
Cohu, Inc. (a)	851,125	$32,632,132
Plexus Corp. (a)	341,004	30,922,243
		$63,554,375
Energy - Independent – 3.0%
CNX Resources Corp. (a)	2,432,412	$37,580,765
Magnolia Oil & Gas Corp., “A”	1,415,368	27,359,064
Viper Energy Partners LP	1,425,539	36,750,395
		$101,690,224
Food & Beverages – 2.5%
Hostess Brands, Inc. (a)	1,260,464	$31,360,344
Nomad Foods Ltd. (a)	3,098,811	52,834,728
		$84,195,072
Gaming & Lodging – 1.5%
International Game Technology PLC	2,063,867	$50,626,658
Insurance – 3.4%
Assurant, Inc.	137,488	$16,497,185
CNO Financial Group, Inc.	1,437,150	31,200,526
Everest Re Group Ltd.	38,478	13,083,290
Hanover Insurance Group, Inc.	261,730	29,172,426
Selective Insurance Group, Inc.	277,369	26,829,903
		$116,783,330
Leisure & Toys – 2.7%
Brunswick Corp.	363,397	$27,436,474
Funko, Inc., “A” (a)	1,166,214	14,227,811
Hasbro, Inc.	413,827	24,560,632
Hayward Holdings, Inc. (a)	2,227,056	24,185,828
		$90,410,745
Machinery & Tools – 4.6%
ESAB Corp.	604,192	$35,478,154
Flowserve Corp.	1,244,556	40,510,298
ITT, Inc.	249,109	18,972,141
Regal Rexnord Corp.	242,539	31,503,391
Timken Co.	403,820	28,893,321
		$155,357,305
Medical & Health Technology & Services – 1.9%
ICON PLC (a)	170,058	$36,227,456
Premier, Inc., “A”	1,151,279	28,781,975
		$65,009,431

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.2%
Agiliti Health, Inc. (a)	1,071,608	$17,542,223
Envista Holdings Corp. (a)	1,032,848	32,937,523
Maravai Lifesciences Holdings, Inc., “A” (a)	1,169,012	15,010,114
Quidel Corp. (a)	361,781	30,802,034
Sotera Health Co. (a)	808,809	11,396,119
		$107,688,013
Metals & Mining – 0.4%
Kaiser Aluminum Corp.	217,601	$13,143,100
Natural Gas - Distribution – 2.4%
New Jersey Resources Corp.	778,132	$37,700,495
ONE Gas, Inc.	532,275	43,082,339
		$80,782,834
Natural Gas - Pipeline – 1.3%
Plains GP Holdings LP	3,186,625	$43,338,100
Oil Services – 3.6%
ChampionX Corp.	1,419,900	$35,866,674
Expro Group Holdings N.V. (a)	1,829,339	30,348,734
Helmerich & Payne	987,334	30,488,874
TechnipFMC PLC (a)	1,953,248	25,665,679
		$122,369,961
Other Banks & Diversified Financials – 15.7%
Air Lease Corp.	1,245,893	$47,368,852
Bank of Hawaii Corp. (l)	394,854	15,458,534
Brookline Bancorp, Inc.	2,720,567	22,363,061
Cathay General Bancorp, Inc.	1,116,271	32,639,764
Columbia Banking System, Inc.	1,830,224	36,659,387
East West Bancorp, Inc.	646,462	30,933,207
Element Fleet Management Corp.	1,939,775	29,421,707
First Hawaiian, Inc.	1,332,028	21,965,142
First Interstate BancSystem, Inc.	1,273,076	28,071,326
Glacier Bancorp, Inc.	499,512	14,395,936
Hanmi Financial Corp.	1,030,591	14,840,510
Pacific Premier Bancorp, Inc.	1,509,000	28,414,470
Prosperity Bancshares, Inc.	765,528	43,772,891
Sandy Spring Bancorp, Inc.	663,136	13,886,068
SLM Corp.	2,768,071	42,240,763
Texas Capital Bancshares, Inc. (a)	450,608	21,313,758
Textainer Group Holdings Ltd.	680,886	24,151,026
UMB Financial Corp.	240,126	13,600,737
United Community Bank, Inc.	801,963	18,132,383
Wintrust Financial Corp.	234,865	14,930,368
Zions Bancorporation NA	685,706	18,712,917
		$533,272,807
Pharmaceuticals – 0.5%
Organon & Co.	915,574	$17,752,980
Real Estate – 7.2%
Brixmor Property Group, Inc., REIT	1,216,420	$24,364,892
Broadstone Net Lease, Inc., REIT	2,668,750	41,846,000
Cushman & Wakefield PLC (a)	1,517,550	12,034,171
Douglas Emmett, Inc., REIT	634,053	7,355,015
Empire State Realty Trust, REIT, “A”	4,119,758	25,418,907
LXP Industrial Trust, REIT	3,212,415	33,216,371

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
National Storage Affiliates Trust, REIT	836,636	$30,629,244
Phillips Edison & Co., REIT	1,604,265	46,539,728
Two Harbors Investment Corp., REIT	1,736,572	21,602,956
		$243,007,284
Restaurants – 0.7%
Jack in the Box, Inc.	278,373	$24,095,967
Specialty Chemicals – 1.9%
Axalta Coating Systems Ltd. (a)	1,397,101	$40,529,900
Quaker Chemical Corp.	128,952	24,476,379
		$65,006,279
Specialty Stores – 2.0%
Monro Muffler Brake, Inc.	566,949	$23,454,680
Urban Outfitters, Inc. (a)	853,967	26,319,263
Zumiez, Inc. (a)(h)	1,216,050	19,541,924
		$69,315,867
Trucking – 3.3%
RXO, Inc. (a)	1,536,755	$32,072,077
Schneider National, Inc.	1,279,726	33,170,498
XPO Logistics, Inc. (a)	1,013,191	47,549,053
		$112,791,628
Utilities - Electric Power – 2.8%
Black Hills Corp.	764,787	$46,613,768
Portland General Electric Co.	1,013,563	49,390,925
		$96,004,693
Total Common Stocks		$3,321,975,218
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 4.88% (v)	69,565,889	$69,558,933
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11% (j)	6,706,690	$6,706,690

Other Assets, Less Liabilities – (0.1)%		(2,366,998)
Net Assets – 100.0%		$3,395,873,843
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $89,100,857 and $3,309,139,984, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$3,321,975,218	$—	$—	$3,321,975,218
Mutual Funds	76,265,623	—	—	76,265,623
Total	$3,398,240,841	$—	$—	$3,398,240,841
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At May 31, 2023, the value of securities loaned was $7,502,118. These loans were collateralized by cash of $6,706,690 and U.S. Treasury Obligations (held by the lending agent) of $1,151,689.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$38,401,851	$175,259,396	$144,090,372	$(5,016)	$(6,926)	$69,558,933
Zumiez, Inc.	26,905,447	1,125,969	—	—	(8,489,492)	19,541,924
	$65,307,298	$176,385,365	$144,090,372	$(5,016)	$(8,496,418)	$89,100,857
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,602,582	$—
Zumiez, Inc.	—	—
	$1,602,582	$—